UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Advisors LLC
Address: 450 Park Avenue, 8th Floor
         New York, NY  10022

13F File Number:  28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     February 04, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     $418,837 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXAS PETE CORP              COM              003830106      226    97460 SH       SOLE                    97460        0        0
AIRGATE PCS INC                COM NEW          009367301     3470    97481 SH       SOLE                    97481        0        0
ALTRIA GROUP INC               COM              02209S103    29774   487298 SH       SOLE                   487298        0        0
AMR CORP                       COM              001765106     3410   311434 SH       SOLE                   311434        0        0
ARGOSY GAMING CO               COM              040228108     6827   146190 SH       SOLE                   146190        0        0
ARM HLDGS PLC                  SPONSORED ADR    042068106     4013   650440 SH       SOLE                   650440        0        0
BANK OF AMERICA CORPORATION    COM              060505104    28731   611432 SH       SOLE                   611432        0        0
BANKNORTH GROUP INC NEW        COM              06646R107     9909   270737 SH       SOLE                   270737        0        0
BAY VIEW CAP CORP DEL          COM NEW          07262L309     1372    89584 SH       SOLE                    89584        0        0
BLOCKBUSTER INC                CL B             093679207     2668   302806 SH       SOLE                   302806        0        0
BLOCKBUSTER INC                CL A             093679108     1503   157560 SH       SOLE                   157560        0        0
CAREER EDUCATION CORP          COM              141665109     1173    29324 SH       SOLE                    29324        0        0
CAREMARK RX INC                COM              141705103     4310   109307 SH       SOLE                   109307        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     1198    20794 SH       SOLE                    20794        0        0
CITIZENS COMMUNICATIONS CO     COM              17453B101      278    20178 SH       SOLE                    20178        0        0
CONEXANT SYSTEMS INC           COM              207142100       75    37572 SH       SOLE                    37572        0        0
DREYERS GRAND ICE CREAM HL I   COM A CALL PUT   261877104    11684   145635 SH       SOLE                   145635        0        0
ENCANA CORP                    COM              292505104     9526   166939 SH       SOLE                   166939        0        0
FAIR ISAAC CORP                COM              303250104    10751   293097 SH       SOLE                   293097        0        0
FIRST HEALTH GROUP CORP        COM              320960107     4694   250884 SH       SOLE                   250884        0        0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204     6775   108615 SH       SOLE                   108615        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857    18583   486095 SH       SOLE                   486095        0        0
GENCORP INC                    COM              368682100      905    48730 SH       SOLE                    48730        0        0
GENZYME CORP                   COM GENL DIV     372917104     1664    28662 SH       SOLE                    28662        0        0
GOLD BANC CORP INC             COM              379907108     2137   146190 SH       SOLE                   146190        0        0
GUIDANT CORP                   COM              401698105     8784   121835 SH       SOLE                   121835        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406    13797   162049 SH       SOLE                   162049        0        0
INTEGRATED ELECTRICAL SVC      COM              45811E103      259    53612 SH       SOLE                    53612        0        0
INTERNATIONAL STL GROUP INC    COM              460377104     1482    36549 SH       SOLE                    36549        0        0
JPMORGAN & CHASE & CO          COM              46625H100    23370   599086 SH       SOLE                   599086        0        0
JUNIPER NETWORKS INC           COM              48203R104     5282   194250 SH       SOLE                   194250        0        0
KMART HLDG CORPORATION         COM              498780105     6039    61028 SH       SOLE                    61028        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109      275     7894 SH       SOLE                     7894        0        0
LYONDELL CHEMICAL CO           COM              552078107     7145   247044 SH       SOLE                   247044        0        0
MANULIFE FINL CORP             COM              56501R106      849    18372 SH       SOLE                    18372        0        0
MCAFEE INC                     COM              579064106     1383    47821 SH       SOLE                    47821        0        0
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105      365    58476 SH       SOLE                    58476        0        0
MONSANTO CO NEW                COM              61166W101     3925    70664 SH       SOLE                    70664        0        0
NEWMONT MINING CORP            COM              651639106     6951   156529 SH       SOLE                   156529        0        0
NEXTEL PARTNERS INC            CL A             65333F107     4190   214446 SH       SOLE                   214446        0        0
NORTEL NETWORKS CORP NEW       COM              656568102     6691  1917105 SH       SOLE                  1917105        0        0
NORTHWEST AIRLS CORP           CL A             667280101      666    60914 SH       SOLE                    60914        0        0
OCULAR SCIENCES INC            COM              675744106    23883   487300 SH       SOLE                   487300        0        0
OFFICEMAX INC DEL              COM              67622P101     3339   106401 SH       SOLE                   106401        0        0
OWENS ILL INC                  COM NEW          690768403     2207    97460 SH       SOLE                    97460        0        0
PATHMARK STORES INC NEW        COM              70322A101      142    24365 SH       SOLE                    24365        0        0
PATINA OIL & GAS CORP          COM              703224105     1828    48740 SH       SOLE                    48740        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109     1082   243734 SH       SOLE                   243734        0        0
SCITEX LTD                     ORD              809090103       76    14619 SH       SOLE                    14619        0        0
SELECT MEDICAL CORP            COM              816196109     4932   280199 SH       SOLE                   280199        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     6030    93246 SH       SOLE                    93246        0        0
SIMON PPTY GROUP INC NEW       PFD CONV I 6%    828806802     3498    59074 SH       SOLE                    59074        0        0
SIX FLAGS INC                  COM              83001P109     1243   231501 SH       SOLE                   231501        0        0
SMUCKER J M CO                 COM NEW          832696405     6019   127864 SH       SOLE                   127864        0        0
SOVEREIGN BANCORP INC          COM              845905108     1526    67691 SH       SOLE                    67691        0        0
SUNTRUST BKS INC               COM              867914103    27655   374317 SH       SOLE                   374317        0        0
SYMANTEC CORP                  COM              871503108    14199   551192 SH       SOLE                   551192        0        0
TELLABS INC                    COM              879664100     4625   538427 SH       SOLE                   538427        0        0
TESORO CORP                    COM              881609101      565    17738 SH       SOLE                    17738        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3505   117388 SH       SOLE                   117388        0        0
U S G CORP                     COM NEW          903293405    23240   577101 SH       SOLE                   577101        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     6043    68649 SH       SOLE                    68649        0        0
VERITAS SOFTWARE CO            COM              923436109     2287    80091 SH       SOLE                    80091        0        0
VISX INC DEL                   COM              92844S105     2521    97460 SH       SOLE                    97460        0        0
WACHOVIA CORP 2ND NEW          COM              929903102    10896   207155 SH       SOLE                   207155        0        0
YAHOO INC                      COM              984332106    10387   275676 SH       SOLE                   275676        0        0